The interactive data file included as an exhibit to this filing relates to the supplements to the prospectuses for Variable Portfolio - Nuveen Winslow Large Cap Growth Fund, Variable Portfolio - Partners Small Cap Growth Fund and Variable Portfolio - Partners Small Cap Value Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on February 17, 2017 (Accession No. 0001193125-17-047457), which is incorporated herein by reference.